Finance expense	12 Months Ended
Mar. 31, 2019
Finance expense
Finance expense	20. Finance expense

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
Interest payable	59.1	60.1	67.2
Interest arising on pension liabilities	—	—	—
	59.1	60.1	67.2